LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Schedule of Investments
March 31, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–98.10%
Aerospace & Defense–0.57%
BWX Technologies	31,100	$ 2,050,734
†Hexcel	18,800	1,052,800
Huntington Ingalls Industries	5,400	1,111,590
†TransDigm Group	4,600	2,704,432
		6,919,556
Air Freight & Logistics–0.11%
Expeditors International of Washington	12,800	1,378,432
		1,378,432
Auto Components–0.11%
†Aptiv	9,600	1,323,840
		1,323,840
Banks–0.25%
First Republic Bank	8,700	1,450,725
†SVB Financial Group	3,154	1,557,004
		3,007,729
Beverages–0.82%
†Boston Beer Class A	2,885	3,480,118
Brown-Forman Class B	62,755	4,328,212
Constellation Brands Class A	9,300	2,120,400
		9,928,730
Biotechnology–5.90%
†ACADIA Pharmaceuticals	47,200	1,217,760
†Acceleron Pharma	26,600	3,607,226
†Agios Pharmaceuticals	21,200	1,094,768
†Alnylam Pharmaceuticals	40,495	5,717,489
†Argenx ADR	11,837	3,259,791
†Ascendis Pharma ADR	13,336	1,718,744
†BioMarin Pharmaceutical	57,500	4,341,825
†BioNTech ADR	52,800	5,765,232
†Blueprint Medicines	20,600	2,002,938
†CRISPR Therapeutics	9,600	1,169,760
†Denali Therapeutics	17,909	1,022,604
†Exact Sciences	53,554	7,057,346
†Exelixis	131,000	2,959,290
†Fate Therapeutics	14,000	1,154,300
†Genmab Sponsored ADR	87,800	2,882,474
†Incyte	86,000	6,989,220
†Ionis Pharmaceuticals	27,500	1,236,400
†Kodiak Sciences	10,494	1,189,915
†Mirati Therapeutics	5,500	942,150
†Neurocrine Biosciences	39,117	3,804,128
†Sage Therapeutics	14,699	1,100,220
†Seagen	51,831	7,197,253
†TG Therapeutics	16,821	810,772
†Ultragenyx Pharmaceutical	17,804	2,027,164
†United Therapeutics	7,500	1,254,525
		71,523,294
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Building Products–0.83%
Allegion	17,600	$ 2,210,912
AO Smith	20,100	1,358,961
Fortune Brands Home & Security	20,583	1,972,263
Trane Technologies	27,411	4,538,165
		10,080,301
Capital Markets–2.64%
Cboe Global Markets	12,667	1,250,106
FactSet Research Systems	3,650	1,126,354
MarketAxess Holdings	17,400	8,663,808
MSCI	34,400	14,423,232
Nasdaq	7,500	1,105,950
Tradeweb Markets Class A	73,837	5,463,938
		32,033,388
Chemicals–0.41%
Albemarle	8,500	1,241,935
RPM International	40,900	3,756,665
		4,998,600
Commercial Services & Supplies–2.10%
Cintas	27,600	9,420,156
†Copart	76,500	8,308,665
†IAA	63,454	3,498,853
Ritchie Bros Auctioneers	17,400	1,018,770
Rollins	32,030	1,102,473
Waste Connections	19,893	2,148,046
		25,496,963
Communications Equipment–0.19%
Motorola Solutions	11,968	2,250,582
		2,250,582
Construction & Engineering–0.13%
Valmont Industries	6,800	1,616,156
		1,616,156
Construction Materials–0.16%
Vulcan Materials	11,718	1,977,413
		1,977,413
Containers & Packaging–1.06%
Avery Dennison	17,300	3,177,145
Ball	100,573	8,522,556
Sealed Air	25,100	1,150,082
		12,849,783
Distributors–0.10%
Pool	3,600	1,242,864
		1,242,864
Diversified Consumer Services–0.53%
†Bright Horizons Family Solutions	18,100	3,103,245
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–1

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Consumer Services (continued)
†Grand Canyon Education	10,900	$ 1,167,390
Service Corp. International	22,100	1,128,205
†Terminix Global Holdings	22,500	1,072,575
		6,471,415
Electrical Equipment–1.56%
AMETEK	10,325	1,318,812
†Array Technologies	80,200	2,391,564
†Generac Holdings	21,400	7,007,430
Hubbell	7,200	1,345,608
Rockwell Automation	20,500	5,441,520
†Shoals Technologies Group Class A	39,991	1,390,887
		18,895,821
Electronic Equipment, Instruments & Components–2.94%
Amphenol Class A	143,800	9,486,486
CDW	59,100	9,795,825
Cognex	42,850	3,556,121
†IPG Photonics	5,500	1,160,170
†Keysight Technologies	21,362	3,063,311
Littelfuse	4,400	1,163,536
†Zebra Technologies Class A	15,400	7,471,772
		35,697,221
Entertainment–3.15%
Electronic Arts	13,100	1,773,347
†Roku	45,000	14,659,650
†Spotify Technology	53,700	14,388,915
†Take-Two Interactive Software	20,100	3,551,670
†Zynga Class A	374,315	3,821,756
		38,195,338
Food & Staples Retailing–0.10%
Casey's General Stores	5,800	1,253,902
		1,253,902
Food Products–1.26%
†Darling Ingredients	43,500	3,200,730
Hershey	46,200	7,306,992
McCormick & Co Non-Voting Shares	39,400	3,512,904
Tyson Foods Class A	17,200	1,277,960
		15,298,586
Health Care Equipment & Supplies–6.36%
†ABIOMED	13,400	4,270,982
†Align Technology	32,000	17,328,960
Cooper	10,800	4,148,172
†DexCom	14,100	5,067,399
†Hologic	87,200	6,485,936
†ICU Medical	4,957	1,018,366
†IDEXX Laboratories	21,900	10,715,889
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†iRhythm Technologies	4,700	$ 652,642
†Novocure	36,900	4,877,442
†Ortho Clinical Diagnostics Holdings	71,249	1,374,750
†Penumbra	16,100	4,356,338
†Quidel	20,800	2,660,944
STERIS	10,650	2,028,612
Teleflex	12,900	5,359,434
West Pharmaceutical Services	23,900	6,734,542
		77,080,408
Health Care Providers & Services–2.59%
†Acadia Healthcare	20,388	1,164,971
†Amedisys	16,300	4,316,077
†Centene	31,076	1,986,067
†DaVita	19,700	2,123,069
McKesson	92,049	17,953,238
†Molina Healthcare	16,400	3,833,664
		31,377,086
Health Care Technology–1.88%
†Multiplan	156,600	869,130
†Teladoc Health	37,258	6,771,641
†Veeva Systems Class A	57,808	15,101,762
		22,742,533
Hotels, Restaurants & Leisure–2.51%
†Chipotle Mexican Grill	11,200	15,913,184
Domino's Pizza	18,600	6,840,894
MGM Resorts International	42,900	1,629,771
Papa John's International	11,900	1,054,816
Restaurant Brands International	16,804	1,092,260
†Wynn Resorts	12,600	1,579,662
Yum China Holdings	18,900	1,119,069
Yum! Brands	11,200	1,211,616
		30,441,272
Household Durables–0.39%
†NVR	990	4,663,821
		4,663,821
Household Products–1.26%
Church & Dwight	95,700	8,359,395
Clorox	35,700	6,885,816
		15,245,211
Insurance–0.44%
Assurant	12,100	1,715,417
†Oscar Health Class A	19,166	515,182
†Selectquote	105,078	3,100,852
		5,331,451

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–2

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Interactive Media & Services–3.29%
†Bumble Class A	43,015	$ 2,683,276
†IAC/InterActive	24,000	5,191,440
†Match Group	83,467	11,466,696
†Pinterest Class A	173,400	12,836,802
†Snap Class A	130,675	6,832,996
†ZoomInfo Technologies Class A	16,842	823,574
		39,834,784
Internet & Direct Marketing Retail–1.67%
†Chewy Class A	26,627	2,255,573
†Etsy	50,300	10,144,001
=†πJand Class A	2,402	58,922
†Wayfair Class A	24,700	7,774,325
		20,232,821
IT Services–8.89%
†Affirm Holdings	5,225	369,512
†Akamai Technologies	66,400	6,766,160
†Black Knight	78,399	5,800,742
Broadridge Financial Solutions	45,600	6,981,360
=†πDatabricks	9,712	1,722,597
†EPAM Systems	29,200	11,583,348
†Euronet Worldwide	9,600	1,327,680
†FleetCor Technologies	29,700	7,978,311
†Gartner	31,100	5,677,305
Genpact	40,600	1,738,492
=†πGitlab Class B	28,719	1,148,761
†GoDaddy Class A	67,700	5,254,874
†MongoDB	19,900	5,321,857
†Okta	53,500	11,793,005
Paychex	23,100	2,264,262
=πSpac Dgnr	40,350	368,597
=†πSpac Grsv	144,853	1,301,070
=πSquarespace Class C	4,902	335,397
†StoneCo Class A	75,351	4,612,988
†Twilio Class A	46,700	15,913,492
†VeriSign	20,800	4,134,208
=†πVimeo Class A	20,706	690,282
†WEX	6,200	1,297,164
†Wix.com	12,329	3,442,503
		107,823,967
Life Sciences Tools & Services–3.29%
†Adaptive Biotechnologies	44,394	1,787,302
Agilent Technologies	28,000	3,559,920
†Avantor	266,733	7,716,586
†Bio-Rad Laboratories Class A	7,000	3,998,190
Bruker	21,400	1,375,592
†IQVIA Holdings	17,520	3,383,813
†Mettler-Toledo International	7,800	9,014,382
†PPD	31,695	1,199,339
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
†Repligen	40,522	$ 7,877,882
		39,913,006
Machinery–0.79%
Graco	15,200	1,088,624
IDEX	5,825	1,219,289
†Middleby	8,236	1,365,117
Otis Worldwide	23,300	1,594,885
PACCAR	11,300	1,049,996
Toro	17,600	1,815,264
Woodward	12,000	1,447,560
		9,580,735
Media–1.14%
†Altice USA Class A	126,664	4,120,380
Cable One	5,325	9,736,017
		13,856,397
Metals & Mining–0.07%
Kirkland Lake Gold	25,700	868,660
		868,660
Multiline Retail–0.51%
†Dollar Tree	37,100	4,246,466
†Ollie's Bargain Outlet Holdings	22,100	1,922,700
		6,169,166
Oil, Gas & Consumable Fuels–0.23%
=†πVenture Global LNG Series B	36	200,350
=†πVenture Global LNG Series C	455	2,532,207
		2,732,557
Pharmaceuticals–1.40%
†Catalent	62,169	6,547,017
†Elanco Animal Health	70,118	2,064,975
†Horizon Therapeutics	78,900	7,261,956
Royalty Pharma Class A	25,480	1,111,438
		16,985,386
Professional Services–3.85%
Booz Allen Hamilton Holding	57,220	4,607,927
†Clarivate	26,016	686,562
†CoStar Group	16,700	13,725,563
†Dun & Bradstreet Holdings	51,174	1,218,453
Equifax	39,200	7,100,296
Leidos Holdings	20,800	2,002,624
TransUnion	77,400	6,966,000
Verisk Analytics	58,096	10,264,982
=†πWeWork Companies Class A	4,358	48,983
		46,621,390
Road & Rail–0.84%
JB Hunt Transport Services	14,800	2,487,436

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–3

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Road & Rail (continued)
Landstar System	8,000	$ 1,320,480
Old Dominion Freight Line	26,700	6,418,947
		10,226,863
Semiconductors & Semiconductor Equipment–6.65%
†Enphase Energy	61,700	10,005,272
Entegris	84,100	9,402,380
KLA	53,900	17,808,560
†Lattice Semiconductor	13,825	622,401
Marvell Technology Group	43,011	2,106,679
Microchip Technology	85,000	13,193,700
MKS Instruments	10,700	1,983,994
Monolithic Power Systems	26,600	9,395,386
†ON Semiconductor	74,500	3,099,945
Skyworks Solutions	28,900	5,302,572
Teradyne	62,900	7,653,672
		80,574,561
Software–18.87%
†Anaplan	81,000	4,361,850
†ANSYS	33,200	11,273,392
†Aspen Technology	25,587	3,692,972
†Avalara	42,800	5,710,804
Bentley Systems Class B	30,850	1,447,790
†Bill.Com Holdings	41,400	6,023,700
†Cadence Design Systems	109,000	14,931,910
†Ceridian HCM Holding	43,221	3,642,234
Citrix Systems	19,600	2,751,056
†Coupa Software	33,069	8,415,399
†Crowdstrike Holdings Class A	48,595	8,869,073
†Datadog Class A	78,018	6,502,020
†DocuSign	70,813	14,336,092
†Dynatrace	35,488	1,711,941
†Five9	48,218	7,537,920
†Fortinet	61,700	11,378,714
†Guidewire Software	10,400	1,056,952
†HubSpot	21,600	9,810,936
†Manhattan Associates	24,200	2,840,596
†nCino	28,667	1,912,662
NortonLifeLock	47,200	1,003,472
†Palo Alto Networks	27,300	8,792,238
†Paycom Software	26,150	9,677,069
†Paylocity Holding	22,200	3,992,226
=†πProcore Technologies	7,249	456,687
†Proofpoint	53,800	6,767,502
†PTC	49,051	6,751,870
†Qualtrics International Class A	15,449	508,427
†RingCentral Class A	30,700	9,144,916
†Smartsheet Class A	38,400	2,454,528
†Splunk	63,700	8,630,076
SS&C Technologies Holdings	46,900	3,276,903
†Synopsys	57,600	14,272,128
=†πTanium Class B	26,961	307,226
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Trade Desk Class A	19,800	$ 12,902,868
†Tyler Technologies	15,000	6,367,950
†Workiva	6,900	608,994
†Zendesk	35,419	4,697,268
		228,820,361
Specialty Retail–4.64%
†AutoZone	5,618	7,889,358
†Burlington Stores	22,700	6,782,760
†CarMax	29,400	3,900,204
†Five Below	13,700	2,613,823
†O'Reilly Automotive	29,800	15,116,050
†RH	3,800	2,267,080
Ross Stores	14,600	1,750,686
Tractor Supply	48,100	8,517,548
†Ulta Beauty	15,290	4,727,209
Williams-Sonoma	14,900	2,670,080
		56,234,798
Technology Hardware, Storage & Peripherals–0.07%
†Pure Storage Class A	41,615	896,387
		896,387
Textiles, Apparel & Luxury Goods–1.22%
†Lululemon Athletica	48,400	14,844,764
		14,844,764
Trading Companies & Distributors–0.33%
Fastenal	21,800	1,096,104
†United Rentals	5,100	1,679,481
Watsco	4,700	1,225,525
		4,001,110
Total Common Stock (Cost $679,494,965)		1,189,539,409
CONVERTIBLE PREFERRED STOCKS–1.82%
†πAirbnb Series B	42,440	7,976,174
=†πDatabricks Series F	20,628	3,658,745
=†πDatabricks Series G	2,233	396,062
=†πJand Series AA	4,972	121,966
=†πJand Series B	7	172
=†πProcore Technologies Series B	1,820	114,660
=†πRappi Series E	27,648	1,651,858
=†πTanium Series G	234,645	2,673,827
=†πUiPath Series D1	59,094	3,680,124
=†πUiPath Series D2	9,924	618,025
=†πUiPath Series E	1,443	89,864
=†πUiPath Series F	5,839	363,628
=†πWeWork Companies Series D1	27,915	313,759
=†πWeWork Companies Series D2	21,933	246,523

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–4

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
CONVERTIBLE PREFERRED STOCKS (continued)
=†πWeWork Companies Series E	16,055	$ 180,455
Total Convertible Preferred Stocks (Cost $7,947,887)		22,085,842

MONEY MARKET FUND–0.25%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.04%)	3,086,135	3,086,135
Total Money Market Fund (Cost $3,086,135)		3,086,135
TOTAL INVESTMENTS–100.17% (Cost $690,528,987)	$1,214,711,386
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.17%)	(2,117,109)
NET ASSETS APPLICABLE TO 33,706,418 SHARES OUTSTANDING–100.00%	$1,212,594,277

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At March 31, 2021, the aggregate value of restricted securities was $31,256,921, which represented 2.58% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–5

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Schedule of Investments (continued)
Restricted Securities
Investment	Date of Acquisition	Cost	Value
Airbnb Series B	12/11/2020	$990,955	$7,976,174
Databricks	7/24/2020	466,419	1,722,597
Databricks Series F	10/22/2019	885,940	3,658,745
Databricks Series G	1/29/2021	396,063	396,062
Gitlab Class B	12/15/2020	1,157,376	1,148,761
Jand Class A	11/19/2020	59,047	58,922
Jand Series AA	11/19/2020	122,159	121,966
Jand Series B	11/19/2020	172	172
Procore Technologies	7/15/2020	407,652	456,687
Procore Technologies Series B	7/15/2020	82,036	114,660
Rappi Series E	9/8/2020	1,651,859	1,651,858
Spac Dgnr	3/15/2021	403,500	368,597
Spac Grsv	3/15/2021	1,448,530	1,301,070
Squarespace Class C	3/15/2021	335,397	335,397
Tanium Class B	9/24/2020	307,226	307,226
Tanium Series G	8/16/2015	1,164,848	2,673,827
UiPath Series D1	4/30/2019	775,150	3,680,124
UiPath Series D2	4/30/2019	130,175	618,025
UiPath Series E	7/9/2020	26,830	89,864
UiPath Series F	1/28/2021	363,628	363,628
Venture Global LNG Series B	3/8/2018	108,720	200,350
Venture Global LNG Series C	10/16/2017	1,693,275	2,532,207
Vimeo Class A	1/21/2021	671,081	690,282
WeWork Companies Class A	12/9/2014	61,758	48,983
WeWork Companies Series D1	12/9/2014	464,818	313,759
WeWork Companies Series D2	12/9/2014	365,211	246,523
WeWork Companies Series E	12/9/2014	528,043	180,455
Total		$15,067,868	$31,256,921

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
LNG–Liquefied Natural Gas
See accompanying notes.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–6

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes
March 31, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP T. Rowe Price Structured Mid-Cap Growth Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value by the Fund's Fair Valuation Committee, using methods approved by the Board, taking into account a review of information, assumptions and sub-adviser recommendations, as applicable.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–7

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$6,919,556	$—	$—	$6,919,556
Air Freight & Logistics	1,378,432	—	—	1,378,432
Auto Components	1,323,840	—	—	1,323,840
Banks	3,007,729	—	—	3,007,729
Beverages	9,928,730	—	—	9,928,730
Biotechnology	71,523,294	—	—	71,523,294
Building Products	10,080,301	—	—	10,080,301
Capital Markets	32,033,388	—	—	32,033,388
Chemicals	4,998,600	—	—	4,998,600
Commercial Services & Supplies	25,496,963	—	—	25,496,963
Communications Equipment	2,250,582	—	—	2,250,582
Construction & Engineering	1,616,156	—	—	1,616,156
Construction Materials	1,977,413	—	—	1,977,413
Containers & Packaging	12,849,783	—	—	12,849,783
Distributors	1,242,864	—	—	1,242,864
Diversified Consumer Services	6,471,415	—	—	6,471,415
Electrical Equipment	18,895,821	—	—	18,895,821
Electronic Equipment, Instruments & Components	35,697,221	—	—	35,697,221
Entertainment	38,195,338	—	—	38,195,338
Food & Staples Retailing	1,253,902	—	—	1,253,902
Food Products	15,298,586	—	—	15,298,586
Health Care Equipment & Supplies	77,080,408	—	—	77,080,408
Health Care Providers & Services	31,377,086	—	—	31,377,086
Health Care Technology	22,742,533	—	—	22,742,533
Hotels, Restaurants & Leisure	30,441,272	—	—	30,441,272
Household Durables	4,663,821	—	—	4,663,821
Household Products	15,245,211	—	—	15,245,211
Insurance	5,331,451	—	—	5,331,451
Interactive Media & Services	39,834,784	—	—	39,834,784
Internet & Direct Marketing Retail	20,173,899	—	58,922	20,232,821
IT Services	102,257,263	—	5,566,704	107,823,967
Life Sciences Tools & Services	39,913,006	—	—	39,913,006
Machinery	9,580,735	—	—	9,580,735
Media	13,856,397	—	—	13,856,397
Metals & Mining	868,660	—	—	868,660
Multiline Retail	6,169,166	—	—	6,169,166
Oil, Gas & Consumable Fuels	—	—	2,732,557	2,732,557
Pharmaceuticals	16,985,386	—	—	16,985,386
Professional Services	46,572,407	—	48,983	46,621,390
Road & Rail	10,226,863	—	—	10,226,863
Semiconductors & Semiconductor Equipment	80,574,561	—	—	80,574,561
Software	228,056,448	—	763,913	228,820,361
Specialty Retail	56,234,798	—	—	56,234,798
Technology Hardware, Storage & Peripherals	896,387	—	—	896,387
Textiles, Apparel & Luxury Goods	14,844,764	—	—	14,844,764
Trading Companies & Distributors	4,001,110	—	—	4,001,110
Convertible Preferred Stocks	—	7,976,174	14,109,668	22,085,842
Money Market Fund	3,086,135	—	—	3,086,135
Total Investments	$1,183,454,465	$7,976,174	$23,280,747	$1,214,711,386
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–8

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes (continued)
 2. Investments (continued)
The following table displays a summary of the valuation techniques and unobservable inputs used to value the Fund’s securities characterized as Level 3 investments for the period ended March 31, 2021.
Asset Type	Fair Value at March 31, 2021	Valuation Technique(s)	Unobservable Input	Range (Average)
Common Stock	$9,171,079	Recent Transaction	#	#
			Enterprise Value to EBITDA multiple (b)	10.0x-12.0x (N/A)
			EBITDA growth rate	100% (N/A)
			Projected future value discount rate (a)	20% (N/A)
			Present Value Factor	0.402
			Projected future value discount rate term	5 years
			Discount for Lack of Marketability (a)	5-10% (N/A)
			Deal Uncertainty Discount (a)	5% (N/A)
Convertible Preferred Stock	$14,109,668	Recent Transaction	#	#
			Discount for Lack of Marketability (a)	5% (N/A)
			Deal Uncertainty Discount (a)	5% (N/A)
Total	$23,280,747
# No quantitative unobservable inputs significant to the valuation technique were created by the fund’s management.
(a) Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(b) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.
Significant fluctuations of the unobservable inputs applied to portfolio securities characterized as Level 3 investments could be expected to significantly increase or decrease the fair value of the Fund's securities.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Common Stock	Convertible Preferred Stock	Total
Balance as of 12/31/20	$3,039,783	$15,963,237	$19,003,020
Reclassifications	—	—	—
Purchases	2,858,508	759,691	3,618,199
Sales	—	—	—
Transfer In	—	—	—
Transfer Out	—	(6,230,192)	(6,230,192)
Accretion/(amortization)	—	—	—
Net realized gain	—	—	—
Net change in unrealized appreciation (depreciation)	3,272,788	3,616,932	6,889,720
Balance as of 03/31/21	$9,171,079	$14,109,668	$23,280,747
Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 03/31/21	$3,272,788	$3,616,932	$6,889,720
During the period ended March 31, 2021, there were no material transfers to or from Level 3 investments.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–9